Segment Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Segment Information
Schedule of property operating revenues, expenses and NOI by product type

	For the three months ended September 30,
	Hotel property		Retail center properties		Total
	2019	2018	2019	2018	2019	2018
Revenues	$862,975	$871,870	$1,044,590	$840,235	$1,907,565	$1,712,105
Operating expenses	718,920	637,383	285,694	226,136	1,004,614	863,519
Net operating income	$144,055	$234,487	$758,896	$614,099	$902,951	$848,586

	For the nine months ended September 30,
	Hotel property		Retail center properties		Total
	2019	2018	2019	2018	2019	2018
Revenues	$2,331,410	$2,720,512	$2,827,731	$2,001,759	$5,159,141	$4,722,271
Operating expenses	1,917,654	1,938,546	805,251	670,391	2,722,905	2,608,937
Net operating income	$413,756	$781,966	$2,022,480	$1,331,368	$2,436,236	$2,113,334

The following table presents property operating revenues, expenses and NOI by product type:

	Hotel property		Retail center properties		Total
	2018	2017	2018	2017	2018	2017
Revenues	$3,676,169	$399,502	$2,913,782	$1,325,155	$6,589,951	$1,724,657
Operating expenses	2,608,825	356,427	976,468	602,970	3,585,293	959,397
Net operating income	$1,067,344	$43,075	$1,937,314	$722,185	$3,004,658	$765,260